UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013
Current
Cash and cash equivalents	$ 48,478		$ 103,100
Restricted cash and short-term investments	24,921		24,451
Other current assets	34,138		7,743
Inventories	425		1,085
Total Current Assets	107,962		136,379
Non-current
Restricted cash	150,867		145,725
Vessels and equipment and vessels under capital leases, net	1,684,453		1,409,284
Other long-term assets	24,111		29,831
Total Assets	1,967,393		1,721,219
Current
Short-term debt due to related parties	20,000	[1]	0	[1]
Current portion of long-term debt (see note 7)	199,960		156,363
Current portion of obligations under capital leases (see note 7)	116		0
Other current liabilities	95,214		78,720
Amounts due to related parties	15,533		5,989
Total Current Liabilities	330,823		241,072
Non-current
Long-term debt (see note 7)	885,416		733,108
Obligations under capital leases (see note 7)	164,724		159,008
Other long-term liabilities	17,594		17,904
Total Liabilities	1,398,557		1,151,092
Partners' capital:
Common unitholders	476,901		475,610
Subordinated unitholders	7,767		6,900
General partner interest	20,324		19,234
Total Partners' capital	504,992		501,744
Accumulated other comprehensive income	(4,722)		(2,394)
Total equity before non-controlling interest	500,270		499,350
Non-controlling interest	68,566		70,777
Total equity	568,836		570,127
Total liabilities and equity	$ 1,967,393		$ 1,721,219

[1]	$20 million revolving credit facility - On April 13, 2011, we entered into a $20.0 million revolving credit facility with Golar. The facility matures in April 2015 and is unsecured and interest-free. In March 2014, we drew down $20.0 million from the facility.